Commitments and Contingencies (Details)		1 Months Ended		9 Months Ended	12 Months Ended
	Jul. 01, 2021 USD ($)	Sep. 30, 2021	Oct. 31, 2019 USD ($) m²	Sep. 30, 2021	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Nov. 08, 2021 $ / shares
Commitments and Contingencies (Details) [Line Items]
Underwriting agreement description				The underwriters are entitled to a deferred fee of (i) 3.5% of the gross proceeds of the initial 20,000,000 Units sold in the Initial Public Offering, or $7,000,000, and (ii) 5.5% of the gross proceeds from the 3,000,000 Units sold pursuant to the underwriter’s full exercise of its IPO over-allotment option, representing a total deferred fee of $8,650,000.
Incentive fee	$ 1,500,000
Incentive fee, percentage	50.00%
Placement agent fees, description		Pursuant to the terms of the Letter Agreement, the Company will pay the Placement Agents in the aggregate a cash fee equal to five percent (5%) of the gross proceeds received by the Company from the closing of the sale of the securities, with such fee allocated sixty-five percent (65%) to Barclays and thirty-five percent (35%) to Cantor. Notwithstanding the foregoing, in the event that any portion of the gross proceeds received by the Company from the sale of the securities is generated from investments by the existing shareholders. affiliates or related investment funds (“Target Existing Shareholder Investments”), the Company shall only pay the Placement Agents a fee equal to three percent (3%) of the gross proceeds of such Target Existing Shareholder Investments, with such fee allocated seventy-five percent (75%) to Barclays and twenty-five percent (25%) to Cantor.
Blade Therapeutics, Inc. [Member]
Commitments and Contingencies (Details) [Line Items]
Common stock, per share (in Dollars per share) | $ / shares					$ 0.0001	$ 0.0001
Sublease agreement, description					the Company entered into a six-year non-cancelable operating lease for 24,351 square feet of lab and office space in South San Francisco, California, for a monthly rental of $0.1 million with annual escalations. The Company provided a letter of credit of $0.2 million to the landlord recorded as non-current restricted cash on the Company’s consolidated balance sheet. In October 2021, the Company extended this lease through May 2027. The lessor will continue to hold the $0.2 million security deposit provided by the Company at the onset of the original lease through the extended term. The express right to extend the lease was not renewed with this amendment.
lease square feet (in Square Meters) | m²			12,175
Rental fee			$ 54,000
Rent expense					$ 1,400,000	$ 1,400,000
Sublease income					700,000	800,000
Net rent expense					700,000	600,000
Deferred rent liability					200,000	$ 200,000
Business Combination [Member]
Commitments and Contingencies (Details) [Line Items]
Contingent fees					$ 1,097,570
Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Common stock, per share (in Dollars per share) | $ / shares							$ 12
Minimum [Member]
Commitments and Contingencies (Details) [Line Items]
Incentive fee	$ 300,000
Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Incentive fee	$ 1,500,000